Vanguard Real Estate Index Fund Expense Example - Admiral Prospectus [Member] - Vanguard Real Estate Index Fund - Admiral Shares	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	$ 166